NUVEEN GLOBAL TOTAL RETURN BOND FUND

SUPPLEMENT DATED DECEMBER 3, 2012

TO THE PROSPECTUS DATED OCTOBER 31, 2012

Effective January 1, 2013, the third paragraph of the section “General Information—Frequent Trading” will be deleted in its entirety and replaced with the following paragraph:

The Funds’ Frequent Trading Policy generally limits an investor to two “round trip” trades in a 60-day period. A “round trip” is the purchase and subsequent redemption of Fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-GTRBP-1212P

NUVEEN INTELLIGENT RISK GROWTH ALLOCATION FUND

NUVEEN INTELLIGENT RISK MODERATE ALLOCATION FUND

NUVEEN INTELLIGENT RISK CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 3, 2012

TO THE PROSPECTUS DATED JUNE 6, 2012

Effective January 1, 2013, the third paragraph of the section “General Information—Frequent Trading” will be deleted in its entirety and replaced with the following paragraph:

The Funds’ Frequent Trading Policy generally limits an investor to two “round trip” trades in a 60-day period. A “round trip” is the purchase and subsequent redemption of Fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-INTELRP-1212P

NUVEEN NWQ EQUITY INCOME FUND

SUPPLEMENT DATED DECEMBER 3, 2012

TO THE PROSPECTUS DATED OCTOBER 31, 2012

Effective January 1, 2013, the third paragraph of the section “General Information—Frequent Trading” will be deleted in its entirety and replaced with the following paragraph:

The Funds’ Frequent Trading Policy generally limits an investor to two “round trip” trades in a 60-day period. A “round trip” is the purchase and subsequent redemption of Fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-NEIP-1212P

NUVEEN MULTI-MANAGER LARGE-CAP VALUE FUND

NUVEEN NWQ MULTI-CAP VALUE FUND

NUVEEN NWQ LARGE-CAP VALUE FUND

NUVEEN NWQ SMALL/MID-CAP VALUE FUND

NUVEEN NWQ SMALL-CAP VALUE FUND

NUVEEN TRADEWINDS VALUE OPPORTUNITIES FUND

SUPPLEMENT DATED DECEMBER 3, 2012

TO THE PROSPECTUS DATED OCTOBER 31, 2012

Effective January 1, 2013, the third paragraph of the section “General Information—Frequent Trading” will be deleted in its entirety and replaced with the following paragraph:

The Funds’ Frequent Trading Policy generally limits an investor to two “round trip” trades in a 60-day period. A “round trip” is the purchase and subsequent redemption of Fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-NWQP-1212P

NUVEEN GLOBAL TOTAL RETURN BOND FUND

SUPPLEMENT DATED DECEMBER 3, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 31, 2012

1.	Effective January 1, 2013, the paragraph under “2. Round Trip Trade Limitations” in the section “Purchase and Redemption of Fund Shares—Frequent Trading Policy” will be deleted in its entirety and replaced with the following paragraph:

Nuveen Mutual Funds limit the frequency of Round Trip trades that may be placed in a Fund. Subject to certain exceptions noted in this Policy, the Funds limit an investor to two Round Trips per trailing 60-day period.

2.	The following language is added to the end of the last sentence of the first paragraph of the section “Purchase and Redemption of Fund Shares—Additional Payments to Financial Intermediaries and Other Payments—Other Payments”:

; and (v) provide payments to broker-dealers to help defray their technology or infrastructure costs.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GTRSAI-1212P

NUVEEN INTELLIGENT RISK GROWTH ALLOCATION FUND

NUVEEN INTELLIGENT RISK MODERATE ALLOCATION FUND

NUVEEN INTELLIGENT RISK CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 3, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JUNE 6, 2012, AS SUPPLEMENTED JUNE 7, 2012

1.	Effective January 1, 2013, the paragraph under “2. Round Trip Trade Limitations” in the section “Purchase and Redemption of Fund Shares—Frequent Trading Policy” will be deleted in its entirety and replaced with the following paragraph:

Nuveen Mutual Funds limit the frequency of Round Trip trades that may be placed in a Fund. Subject to certain exceptions noted in this Policy, the Funds limit an investor to two Round Trips per trailing 60-day period.

2.	The following language is added to the end of the last sentence of the first paragraph of the section “Purchase and Redemption of Fund Shares—Additional Payments to Financial Intermediaries and Other Payments—Other Payments”:

; and (v) provide payments to broker-dealers to help defray their technology or infrastructure costs.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-ITRSAI-1212P

NUVEEN NWQ EQUITY INCOME FUND

SUPPLEMENT DATED DECEMBER 3, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 31, 2012

1.	Effective January 1, 2013, the paragraph under “2. Round Trip Trade Limitations” in the section “Purchase and Redemption of Fund Shares—Frequent Trading Policy” will be deleted in its entirety and replaced with the following paragraph:

Nuveen Mutual Funds limit the frequency of Round Trip trades that may be placed in a Fund. Subject to certain exceptions noted in this Policy, the Funds limit an investor to two Round Trips per trailing 60-day period.

2.	The following language is added to the end of the last sentence of the first paragraph of the section “Purchase and Redemption of Fund Shares—Additional Payments to Financial Intermediaries and Other Payments—Other Payments”:

; and (v) provide payments to broker-dealers to help defray their technology or infrastructure costs.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NEISAI-1212P

NUVEEN MULTI-MANAGER LARGE-CAP VALUE FUND

NUVEEN NWQ MULTI-CAP VALUE FUND

NUVEEN NWQ LARGE-CAP VALUE FUND

NUVEEN NWQ SMALL/MID-CAP VALUE FUND

NUVEEN NWQ SMALL-CAP VALUE FUND

NUVEEN TRADEWINDS VALUE OPPORTUNITIES FUND

SUPPLEMENT DATED DECEMBER 3, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 31, 2012

1.	Effective January 1, 2013, the paragraph under “2. Round Trip Trade Limitations” in the section “Purchase and Redemption of Fund Shares—Frequent Trading Policy” will be deleted in its entirety and replaced with the following paragraph:

Nuveen Mutual Funds limit the frequency of Round Trip trades that may be placed in a Fund. Subject to certain exceptions noted in this Policy, the Funds limit an investor to two Round Trips per trailing 60-day period.

2.	The following language is added to the end of the last sentence of the first paragraph of the section “Purchase and Redemption of Fund Shares—Additional Payments to Financial Intermediaries and Other Payments—Other Payments”:

; and (v) provide payments to broker-dealers to help defray their technology or infrastructure costs.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NWQSAI-1212P